Commitments, contingencies and guarantees - Maturity information on derivative contracts and standby letters of credit and other guarantees (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Derivative contracts [Member]
Guarantees [Line Items]
Carrying value	[1],[2]	¥ 9,399,725	¥ 11,286,872
Maximum potential payout /Notional	[1],[2]	609,318,612	613,663,415
Derivative contracts [Member] | Less than 1 year [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		161,262,557
Derivative contracts [Member] | 1 to 3 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		205,213,613
Derivative contracts [Member] | 3 to 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		51,051,118
Derivative contracts [Member] | More than 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		191,791,324
Standby letters of credit and other guarantees [Member]
Guarantees [Line Items]
Carrying value	[3]
Maximum potential payout /Notional	[3]	4,939,056	¥ 3,561,640
Standby letters of credit and other guarantees [Member] | Less than 1 year [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		4,889,013
Standby letters of credit and other guarantees [Member] | 1 to 3 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		39,594
Standby letters of credit and other guarantees [Member] | 3 to 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		10,426
Standby letters of credit and other guarantees [Member] | More than 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		¥ 23

[1]	Credit derivatives are disclosed in Note 3 “Derivative instruments and hedging activities” and are excluded from above.
[2]	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
[3]	Primarily related to a certain sponsored repo program where Nomura guarantees to a third party clearing house in relation to its clients’ payment obligations. Our credit exposures under this guarantee is minimized by obtaining collateral from clients at amount approximately the maximum potential payout under the guarantee.